Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 9.0	$ 7.7	$ 27.4	$ 23.0